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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    ---------

                                    FORM 10-D

        Asset-Backed Issuer Distribution Report Pursuant to Section 13 or
                  15(d) of the Securities Exchange Act of 1934
                         -------------------------------

For the monthly distribution period from November 1, 2006 to November 30, 2006 Commission File Number of issuing entity: 333-122759-05

                          USAA AUTO OWNER TRUST 2006-1
                         -------------------------------
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-122759
                              USAA ACCEPTANCE, LLC
                              --------------------
              (Exact name of depositor as specified in its charter)

                            USAA FEDERAL SAVINGS BANK
                            -------------------------
               (Exact name of sponsor as specified in its charter)

                      Delaware                                   72-6216179
---------------------------------------------------------    -------------------
    (State or other jurisdiction of incorporation             (I.R.S. Employer
         or organization of the depositor)                   Identification No.)

                   One Rodney Square
               920 King Street, 1st Floor
                  Wilmington, Delaware                              19801
---------------------------------------------------------    -------------------
(Address of principal executive offices of the depositor)         (Zip Code)

                            (302) 888-7536 (Telephone
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                          number, including area code)


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

Title of Class  Registered/reporting pursuant to (check one)   Name of exchange
                Section 12(b)  Section 12(g)  Section 15(d)   (If Section 12(b))
      A-1           [____]         [____]          [_X_]       ----------------

      A-2           [____]         [____]          [_X_]       ----------------

      A-3           [____]         [____]          [_X_]       ----------------

      A-4           [____]         [____]          [_X_]       ----------------

       B            [____]         [____]          [_X_]       ----------------


Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.
Yes                No  X
   -------           -------

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PART I - DISTRIBUTION INFORMATION

Item 1.     DISTRIBUTION AND POOL PERFORMANCE INFORMATION.
            ---------------------------------------------

     The description of the distribution and pool performance for the distribution period from November 1, 2006 to November 30, 2006 is provided monthly statement attached as Exhibit 99.1 to this Form 10-D.

     Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of February 1, 2006, between USAA Auto Owner Trust 2006-1, as issuer (the "Trust") and JPMorgan Chase, National Association, as indenture trustee (the "Indenture Trustee") and the Sale and Servicing Agreement, dated as of February 1, 2006, between the Trust, USAA Acceptance, LLC, as depositor, USAA Federal Savings Bank, as seller and servicer and the Trust. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as
Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed on Form 8-K with the Securities and Exchange Commission.

     See the Indenture, the Sale and Servicing Agreement and the Prospectus Supplement dated February 13, 2006 filed with the Commission on February 17, 2006 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information in Exhibit 20.1.

PART II - OTHER INFORMATION

Item 3.     SALES OF SECURITIES AND USE OF PROCEEDS.
            ---------------------------------------

            On February 22, 2006, the Trust transferred in a private placement in reliance on Section 4(2) of the Securities Act, a trust certificate evidencing a 100% beneficial interest in the Trust to the Depositor as partial consideration for the transfers of the receivables to the trust on that day.

Item 9.     EXHIBITS.
            --------

EXHIBIT NO.   DESCRIPTION
-----------   -----------
  99.1        Monthly Statement furnished to Noteholders


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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned hereunto duly authorized.


                                              USAA FEDERAL SAVINGS BANK

                                                  /s/ MICHAEL J. BROKER

                                              By:
                                                  -----------------------------
                                                  Name:  Michael J. Broker
                                                  Title:  Vice President


Dated:  December 20, 2006

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                                  EXHIBIT INDEX



EXHIBIT

99.1     Monthly Statement to Noteholders